Gains on Derivative Instruments and Other Financial Items, Net -Gains (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange gain on terminated undesignated foreign exchange swaps	$ 1,145	$ (496)
Gains on derivative instruments, net	47,877	16,482
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized MTM adjustment for interest rate swaps	49,582	16,804
Interest expense on undesignated interest rate swaps	(1,705)	(562)
Foreign Exchange Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange gain on terminated undesignated foreign exchange swaps	$ 0	$ 240